Trade Receivables	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Trade Receivables

Trade receivables are summarized as follows:

	December 31
	2018	2017
	(Millions of yen)
Notes	29,878	37,077
Accounts	594,552	627,173

	624,430	664,250
Less allowance for doubtful receivables	(11,477)	(13,378)

	612,953	650,872